Summary Of Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Principal Accounting Policies [Abstract]
Summary Of Principal Accounting Policies

2. Summary of principal accounting policies

(a) Basis of presentation

The consolidated combined financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP"). The consolidated combined financial statements reflect the operations of the Combined Entities through June 11, 2009 and the Group's consolidated operations thereafter.

(b) Basis of consolidation

The consolidated combined financial statements include the financial statements of the Group, its subsidiaries and VIEs. All significant intercompany transactions and balances are eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see footnote 1 for related risks and uncertainties).

(c) Use of estimates

The preparation of the consolidated combined financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates. Significant accounting estimates reflected in the Group's consolidated combined financial statements mainly include allowance for doubtful accounts, the useful life of in-game items, useful life and impairment for property and equipment and intangible asset, impairment of equity method investments, future cash flow estimates for purposes of determining the fair value of the ordinary shares of the Company, assumptions related to the valuation of share-based compensation and related forfeiture rates, consolidation of VIEs and realization of deferred tax assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our combined consolidated financial statements, and actual results could differ materially from these estimates.

(d) Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(e) Accounts receivable, net

Accounts receivable mainly consist of receivables from the distribution of its film, receivables from third party online payment channels, and royalties due from corporate customers, and is recorded net of allowance for doubtful accounts. The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowance for doubtful accounts are charged to general administrative expenses. The Group recorded no allowance for doubtful accounts as of December 31, 2010 and 2011, respectively, as the risk of bad debt was remote.

(f) Investment in equity method investees

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group's proportionate share of investee income or loss, adjustments to recognize certain differences between the Group's carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Equity method investments only include non-marketable investments.

The Group assesses its equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee's products and technologies, the general market conditions in the investee's industry or geographic area, factors related to the investee's ability to remain in business, such as the investee's liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds.

(g) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives
Leasehold improvements	Lesser of the lease term or their estimated useful lives
Computers and office equipment	3-5 years
Software	Lesser of 5 years or the contracted term of use
Vehicles	4 years

(h) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. There was no impairment charge recognized for the years ended December 31, 2009, 2010 and 2011.

(i) Acquired intangible asset

Upfront licensing fees

Upfront licensing fees paid to third party licensors are capitalized when paid and amortized on a straight-line basis over the shorter of the estimated economic life of the relevant online game or license period. As of December 31, 2011, the acquired intangible asset included $ 1.2 million upfront licensing fee paid to a third party game company, for which the license period had not yet commenced.

Domain Name

Company purchased a domain name from a third party in 2009 for $ 141,735. The domain name is considered to have an indefinite useful life, as there is no legal or contractual limit to its terms of usage. The intangible asset is carried at cost less any accumulated impairment losses.

The Group tests the intangible asset for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the carrying amount of the intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. There was no impairment charge recognized for the years ended December 31, 2009, 2010 and 2011.

(j) Film and television cost

Film and television costs include capitalizable production costs, production overhead, development costs and acquired production costs for the production of animated films and television which have been completed or are still in production. The costs are stated at the lower of cost, less accumulated amortization, or fair value. Marketing, distribution, and general and administrative costs are expensed as incurred.

Film production costs are capitalized and then amortized to expense when the films are completed and on release, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

Costs of film productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their carrying values is written off.

In September 2010 and November 2011, Shanghai Taomee entered into several collaborative arrangements with third party film studios to jointly finance the production and distribution of three animation films. No entity was established to produce and distribute these films. Shanghai Taomee contributes the intellectual property in its cartoon figures and co-produces the films with the third parties, and these third parties are responsible for distribution of the films. Shanghai Taomee and these third parties co-own the copyright and share the profits or losses of the films. The third parties enter into contracts with film distributors and customers and are the primary obligors of those contractual relationships and the principal for the revenues to be generated from the films.

The substance of the arrangements are a purchase of an economic interest in a film from the third parties coupled with a sale of the intellectual property license of Shanghai Taomee's cartoon figures. During production, the Group records the amount paid to the third parties as its capitalized film costs up to the Group's proportionate share of the actual cumulative film production costs that have been incurred by the third parties, as the Group assumes full risk for that portion of the film asset acquired in this transaction. The Group shares the same estimates of ultimate revenue and ultimate participation costs as the other participants. When the film is released, the Group recognizes its share of the net profit due from the other participants as film revenue and amortizes the capitalized film costs as cost of film revenue on the consolidated combined statement of operations based on the ratio of the current period revenues to the estimated ultimate revenues and an estimated profit margin from the film. The Group records the prepayments and capitalized film costs under these arrangements in other assets on its consolidated balance sheet. Refer to Note 14(b) for a description of related contractual commitments.

The Group recorded amortization of capitalized film and television costs of nil and 556,899 for the years ended December 31, 2010 and 2011, respectively.

(k) Revenue recognition

Online Business

Online game operation revenues

The Group earns revenue through developing and operating proprietary online virtual worlds. The Group provides such services to children via an online entertainment platform pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model.

For online services using the time-based model, users pay a subscription fee for calendar days of unlimited play on the online platform. The Group recognizes revenue generated from subscription fees based on the number of calendar days on which the users are provided the services.

For the item-based model, revenue is recognized over the estimated lives of the in-game virtual premium items purchased or as the virtual premium items are consumed. For the virtual premium items that are immediately consumed, revenue is recognized upon consumption. For virtual premium items with no predetermined expiration ("permanent items"), revenue is recognized ratably over the estimated average lives of the permanent items, which range from one year to one and a half years. The amount of the unamortized permanent items and unconsumed items are recognized as deferred revenue. The Group recognized $1,038,201, $12,992,892 and $21,203,727 gross revenue from virtual premium items accounted for under the item-based model for the years ended December 31, 2009, 2010 and 2011, respectively. The Group estimates the average lives of the permanent items based on an assessment of its historical data and user behavior patterns, including the average period that users typically stay on the platform, the age group of the target users, and the number of active paying users in the virtual worlds, and the promotional events launched, with reference to industry research data. The Group assesses the estimated lives of premium items periodically. If there are indications of any significant changes to the estimated lives of these premium items, the revised estimates would be applied prospectively in the period of change. Prior to June 30, 2010, the Group did not have sufficient historical data from its virtual worlds to estimate the useful life of the permanent items, and used the industry research data and peer company information in developing the estimate of the average life of permanent items, which was determined to be one year for all its virtual worlds. Effective on July 1, 2010, the Group changed the accounting estimate of the useful life of the permanent items in Mole's World from one year to 18 months based on an analysis of the life of the virtual world and user behavior patterns using historical user data since the launch of Mole's World in September 2008, and applied such change prospectively. The effect of the change in accounting estimate on the results of operations for the year ended December 31, 2010 was immaterial. In 2011, the Group did not make any changes to the useful life of any of its virtual worlds. The Group will continue to monitor the user behavior patterns of each of its virtual worlds and will utilize such information to update the estimates of the useful lives of permanent items.

Revenues are recorded net of sales discounts and rebates paid to distributors. The cost of providing free virtual items as a result of promotional activities was immaterial for each of the three years presented.

Users pay subscription fees and purchase virtual items using the Group's virtual currency, which can be purchased via various distribution channels, such as the prepaid cards sold by the Group, third party prepaid cards, online payment channels, and via Short Message Services ("SMS") through cellular telecom operators. Under both the time-based and the item-based revenue models, proceeds that the Group receives directly from end users for sales of online points are recorded as deferred revenues, while proceeds received from sales of online points to parties in the distribution channel and from sales of prepaid cards are initially recorded as advances from customers. As the Group does not have control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, the Group records net proceeds from the distributors as advances from customers. Upon activation of prepaid cards or purchase of online points, advances from customers are immediately transferred to deferred revenues.

Prepaid cards will expire on the expiration date printed thereon, which is generally two years after the date of card production. Proceeds from expired prepaid cards that have never been activated are recognized as other operating income upon expiration of the cards. The Group had recognized nil, $41,801 and $546,360 in other operating income in connection with expired prepaid cards for the years ended December 31, 2009, 2010 and 2011, respectively.

Offline Business

Licensing and royalty fee revenue

Revenues from the Group's offline business include licensing income and royalty fees for licensing the Group's proprietary cartoon figures to merchandisers and book publishers, and revenue from selling books and merchandise which bear those figures. Most of the revenues generated under merchandise licensing income and royalty fees are recognized at the end of each month and calculated at the contractual royalty rate times the sales of the licensed merchandise product for the month. The sales of the licensed product are derived from the monthly sales reports provided by the licensee.

In certain of the merchandise licensing arrangements, the Group receives a guaranteed base fee and additional royalty fees that are contingent on sales volume. Proceeds from nonrefundable advances and minimum guaranteed royalties in excess of royalties earned are generally recognized as revenues at the end of the contract term. In a small number of its merchandise licensing arrangements, the Group receives a fixed royalty fee from the licensee over the contract period. The Group recognizes this type of royalty revenue ratably over the contract period.

Film and animation revenue

The Group recognizes revenue from the distribution of its films when the film is exhibited in theaters, provided that no significant obligations remain, amounts can be accurately estimated, and collection is reasonably assured. Revenue from the distribution of the animations or film on television and websites is recognized on a straight-line basis over the licensing broadcasting period.

Merchandise sales revenue

Revenues from selling books and merchandise are recognized when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable, and collectability is reasonably assured.

Sales tax

The Group is subject to sales tax at a rate of 5% and related surcharges on revenue earned from online services and offline business conducted in the PRC. The Group presents revenue net of sales taxes incurred.

(l) Advance from customers and deferred revenue

For online services, online points that have been sold but not activated yet are recognized as advance from customers. Online points that have been activated but for which online entertainment services will be rendered in the future are recognized as deferred revenue. Under the time-based model, deferred revenue is recognized as revenue based on the calendar days on which the online services are provided to the end users. Under the item-based model, deferred revenue represents the amounts of unamortized permanent items and unconsumed items. For offline services, advance from customers represents the unamortized balance of advance royalty fees paid by licensees.

(m) Cost of services

Cost of revenues consists of salaries and benefits, bandwidth leasing fees, depreciation and amortization of computer equipment and software, production cost for prepaid cards, cost for books and merchandise, intangible asset amortization, film and TV animation production costs and other overhead expenses directly attributable to the services provided and other direct costs.

(n)	Product development costs

Product development costs consist primarily of payroll and other overhead expenses related to the research and development activities.

The Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After a virtual world is released, the capitalized product development costs are amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and, as a result, all software development costs have been expensed as incurred.

(o)	Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group's sales and marketing personnel. Advertising expenses in the amount of $763,271, $942,826 and $3,295,128 for the years ended December 31, 2009, 2010 and 2011, respectively, were expensed as incurred.

(p) Government subsidies

The Group receives unrestricted cash subsidies of nil, $236,449 and $1,187,059 for the years ended December 31, 2009, 2010 and 2011, respectively, from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to business tax and income tax paid by the Group and qualification as high technology projects. These subsidies were an incentive to the Group to establish business within a particular geographic area in China and do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Company in any manner it deems appropriate. The Company has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted government subsidies as other operating income in the consolidated combined statements of operations.

(q) Share-based compensation

Share-based payment transactions with employees, such as share options and non-vested restricted shares are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis, over the requisite service period of the award, which is generally the vesting period of the award. The amount of compensation expenses recognized for any period is not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

	Years ended December 31,
	2009	2010	2011
Includes share-based compensation related to:
Cost of services	$967	$14,777	$203,626
Product development expenses	10,125	80,923	814,185
Other selling and marketing expenses	171	69,137	63,387
General and administrative expenses	61,958	5,609	915,555

	$73,221	$170,446	$1,996,753

(r) Operating leases

Leases are accounted for as operating leases if substantially all of the risks and rewards of ownership of assets remain with the leasing company. Payments made under operating leases net of any incentives received are charged to the consolidated combined statements of operations on a straight-line basis over the lease periods.

(s) Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated combined financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The Group recognizes the impact of uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interest and/or penalties related to uncertain tax positions in income tax expense.

(t) Foreign currency translation

The functional currency and reporting currency of Taomee Holdings Limited and Taomee Hong Kong are the United States dollar ("U.S. dollar"). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into the U.S. dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated combined statements of operations.

The financial records of the Group's PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi ("RMB"), which is the functional currency. Assets and liabilities are translated into the U.S. dollar at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated into the U.S. dollar using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the consolidated combined statements of changes in equity and comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 278,787,882 and RMB 619,714,353 as of December 31, 2010 and 2011, respectively.

(u) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners and is comprised of net income (loss), and foreign currency translation adjustments. Comprehensive income (loss) is reported in the consolidated combined statements of changes in equity and comprehensive income (loss).

(v) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, due from related party and accounts receivable. All of the Group's cash and cash equivalents are held with financial institutions that the Group believes to be high credit quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Due to the limited availability of online payment systems in China, a substantial portion of the Group's sales are carried out via a distribution network composed of third-party distributors. The Group sells online services and premium items primarily through sales of prepaid cards to its customers via Guangzhou New Fanlian Digital Technology Co., Ltd., a distributor before December 2009. Starting from December 2009, the Group sells its prepaid cards to its customers via various regional and provincial distributors, among which Guangzhou New Fanlian Digital Technology Co., Ltd. was the biggest distributor in 2010. In 2011, there is no concentration of third-party distributors, and none of the distributor composed more than 10% of the total sales to third-party distributors.

(w) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, accounts payable, due from related party, and due to related parties, are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

(x) Earnings per share

The Group has determined that its Series A convertible redeemable preferred shares are participating securities as the preferred shares participate in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to the holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

(y) Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance on how to measure fair value and on what disclosures to provide about fair value measurements. The FASB also clarified existing fair value measurement and disclosure requirements, amended certain fair value principles, and expanded disclosure requirements for fair value measurements. These amended standards and the adoption of this disclosure-only guidance is effective for the Group's first fiscal quarter of 2012 and is not expected to have a material impact on the Group's consolidated financial statements.

In June 2011, the FASB issued an accounting standards update to revise the manner in which entities present comprehensive income in their financial statements. This guidance amends existing presentation and disclosure requirements concerning comprehensive income, most significantly by requiring that comprehensive income be presented with net income in a continuous financial statement, or in a separate but consecutive financial statement. Furthermore, the accounting standards update prohibits an entity from presenting other comprehensive income and losses in a statement of equity. In December 2011, the FASB issued an accounting standards update to defer the requirement for an entity to present reclassifications between other comprehensive income or loss and net income or loss. This supersedes the requirement that was originally included in the June 2011 accounting standard update. This accounting standards update (as modified) is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and will result in changes to the presentation of comprehensive net income in our consolidated financial statements, but will have no effect on the calculation of net income, comprehensive net income or earnings per share.

In September 2011, the FASB issued amended accounting guidance related to goodwill impairment testing. The new guidance permits an entity to first assess qualitative factors before calculating the fair value of a reporting unit in the annual two-step quantitative goodwill impairment test required under current accounting standards. If it is determined that it is more likely than not that the fair value of a reporting unit is not less than its carrying value, further testing is not needed. The amended guidance is effective for the Group commencing in the first fiscal quarter of 2012 and is not expected to have a material impact on the Group's consolidated financial statements.